Registration No. 33-37442 and 811-6197

 As filed with the Securities and Exchange Commission on December 31, 1998

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        Post-Effective Amendment No. 10 to
                                    Form S-6

                    For Registration Under the Securities Act of 1933 of Securities of Unit Investment
                        Trusts Registered on Form N-8B-2

                      TEMPLETON CAPITAL ACCUMULATION PLANS
                      -------------------------------------
                           (Exact Name of Registrant)

                      FRANKLIN TEMPLETON DISTRIBUTORS, INC.
                     --------------------------------------
                               (Name of Depositor)

    100 FOUNTAIN PARKWAY, P.O. BOX 33030, ST. PETERSBURG, FLORIDA 33733-8030
    ------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

-------------------------------------------------------------------------------
     Barbara J. Green, 500 East Broward Blvd., FT, LAUDERDALE, FLORIDA 33394
    -------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

-------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485

  X     on January 1, 1999 pursuant to paragraph (b) of Rule 485
           ---------------

        60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

        this post-effective amendment designates a new effective date for a previously filed post-effective amendment

 Title of securities being registered:  Templeton Capital Accumulation Plans.


PAGE


                      Templeton Capital Accumulation Plans

                              CROSS-REFERENCE SHEET

                     Pursuant to Rule 404(c) of Regulation C
                        under the Securities Act of 1933

                  (Form N-8B-2 Items required by Instruction as
                         to the Prospectus in Form S-6)


       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

1. (a)         Name of Trust                                           Prospectus Cover

   (b)         Title of securities issued                              Prospectus Cover

2.             Name and address of each depositor                      Prospectus Cover; How Do I Start A Plan?; What
                                                                       If I Have Questions About My Plan?

3.             Name and address of Trustees                            N/A

4.             Name and address of each principal underwriter          Who Manages the Plan?

5.             State of organization of trust                          N/A

6.             Execution and termination of trust agreement            How Do I Start A Plan; How Do I Cancel My
                                                                       Plan and Obtain  a Refund?

7.             Changes of name                                         N/A

8.             Fiscal year                                             N/A

9.             Litigation                                              N/A

                           II. GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST

10. (a)        Registered or bearer securities                         Introductory Statement

    (b)        Cumulative or distributive securities                   Introductory Statement

    (c)        Withdrawal or Redemption                                Partial Withdrawals; How Do I Cancel My Plan
                                                                       and Obtain a Refund?

    (d)        Conversion, transfer, etc.                              Transferring Your Plan; Electronic Fund
                                                                       Transfer



PAGE



       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

    (e)        Periodic payment plan                                   How Do I Choose A Plan?; Automatic Investment
                                                                       Plan

    (f)        Voting Rights                                           How Are the Plans Organized?

    (g)        Notice to security holders                              How Are the Plans Organized?

    (h)        Consents required                                       Transaction Procedures and Special Requirements

    (i)        Other provisions                                        N/A

11.            Type of securities comprising units                     Introductory Statement

12.            Certain information regarding periodic                  Statements and Reports to Planholders
               payment plan certificate

13. (a)        Load, fees, expenses, etc.                              Sales Charges; Securities Dealers and Sales Charges

    (b)        Certain information regarding periodic                  Statements and Reports to Planholders
               payment plan certificates

    (c)        Certain percentage                                      Sales Charges; Securities Dealers and Sales Charges

    (d)        Differnce in price                                      Sales Charges; Securities Dealers and Sales Charges

    (e)        Certain other fees, etc.                                Sales Charges; Securities Dealers and Sales Charges

    (f)        Certain other profits or benefits                       N/A

    (g)        Ratio of annual charges to income                       N/A

14.            Issuance of trust's securities                          How Do I Choose A Plan?


PAGE



       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS


15.            Receipt and handling of payments from purchases         The Custodian

16.            Acquisition and disposition of underlying securities    The Custodian

17. (a)        Withdrawal                                              Partial Withdrawls

    (b)        Redemption                                              How Do I Terminate My Plan?

    (c)        Cancellation                                            How Do I Cancel My Plan and Obtain a Refund?

18. (a)        Receipt, custody and disposition of income              What Distributions Might I Recieve?

    (b)        Reinvestment of distribution                            What Distributions Might I Recieve?

    (c)        Reserves or special funds                               N/A

    (d)        Schedule of distributions                               N/A

19.            Records, accounts and reports                           The Custodian; Statements and Reports to
                                                                       Planholders

20.            Certain miscellaneous provisions of
               trust agreement:
               (a)  Amendment                                          The Custodian

               (b)  Termination                                        The Custodian

               (c) and (d) Trustee, removal and                        N/A
                   successor

               (e) and (f) Depositors, removal and                     N/A
                   successor

21.            Loans to security holders                               N/A

22.            Limitations on liability                                N/A

23.            Bonding arrangements                                    N/A


PAGE



       FORM N-8B-2                                                                          FORM S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

24.            Other materials provisions of trust agreement           N/A

                           III. ORGANIZATIONS, PERSONNEL AND AFFILIATED PERSONS OF DEPOSITOR

25.            Organization of depositor                               The Sponsor

26.            Fees received by depositor                              Financial Statements: Templeton Capital
                                                                       Accumulation Plans

27.            Business of depositor                                   The Sponsor

28.            Certain information as to officials and affiliated      The Sponsor
               persons of depositor

29.            Voting securities of depositors                         The Sponsor

30.            Persons controlling depositor                           The Sponsor

31.            Payments by depositor for certain services rendered     N/A
               to trust

32.            Payments by depositor for certain other services        N/A
               rendered to trust

33.            Remuneration of employees of depositor for certain      N/A
               services rendered to trust

34.            Remuneration of other persons for certain services      N/A
               rendered to trust

                  IV. DISTRIBUTION AND REDEMPTION OF SECURITIES

35.            Distribution of trust's securities in states            N/A

36.            Suspension of sales of trust's securities               N/A

37.            Revocation of authority to distribute                   N/A


PAGE



       FORM N-8B-2                                                                          FORM S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

38. (a)        Method of distribution                                  What Distributions Might I Receive?

    (b)        Underwriting agreements                                 The Sponsor

    (c)        Selling agreements                                      The Sponsor

39. (a)        Organization of principal underwriters                  The Sponsor

    (b)        NASD membership of principal underwriters               The Sponsor

40.            Certain fees received by principal underwriters         Financial Statements:  Templeton Capital
                                                                       Accumulation Plans

41. (a)        Business of each principal underwriter                  The Sponsor

    (b)        Branch offices of each principal underwriter            N/A

    (c)        Salesmen of each principal underwriter                  N/A

42.            Officials of Principal Underwriter                      Officers and Directors of the Sponsor

43.            Certain brokerage commissions received by principal     N/A

               underwriters

44. (a)        Method of Valuation                                     N/A

    (b)        Schedule as to offering price                           N/A

    (c)        Variation in offering price to certain persons          N/A

45.            Suspension of redemption rights                         How Do I Terminate My Plan?

46. (a)        Redemption Valuation                                    How Do I Terminate My Plan?

    (b)        Schedule as to redemption price                         N/A


PAGE


       FORM N-8B-2                                                                          FORM S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

47.            Maintenance of position in underlying securities        N/A


                             V. INFORMATION CONCERNING THE TRUSTEE OR CUSTODIAN


48.            Organization and regulation of trustee                  N/A

49.            Fees and expenses of trustees                           N/A

50.            Trustee's lien                                          N/A

                             VI. INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES

51.            Insurance of holders of trust's securities              N/A

52. (a)        Provisions of trust agreement with respect to           A Change in the Underlying Investment
               selection or elimination of underlying securities

    (b)        Transactions involving elimination of underlying        N/A

               securities

    (c)        Policy regarding substitution or elimination of         A Change in the Underlying Investment
               underlying securities

    (d)        Fundamental policy not other-wise covered               N/A

53.            Tax status of trust                                     How Taxation Affects Planholders

                   VIII. FINANCIAL AND STATISTICAL INFORMATION

54.            Trust's securities during last ten years                N/A

55.            Transcript of Hypothetical Plan                         Illustration of a Hypothetical $100.00
                                                                       Monthly Templeton Capital Accumulation
                                                                       Plan

PAGE


                     TEMPLETON CAPITAL ACCUMULATION PLANS


                                   PROSPECTUS
                                JANUARY 1, 1999


     We designed the Templeton Capital Accumulation Plans (the "Plans" or "Plan") to help you develop and maintain a disciplined approach to long-term investing. The Plans allow you to accumulate capital in a mutual fund by making 180 fixed monthly investments, with the option to extend up to 300 investments. The Plans may be suitable for you if:


     /bullet/ you intend to invest your money for the long-term and

     /bullet/ you want a convenient way to regularly and continuously invest your money.

     By participating in a Plan, you own shares in a Plan trust. The Plan trust invests your monthly investments, after deducting Sales Charges, in shares of a mutual fund called Templeton Capital Accumulator Fund, Inc. (the "fund"). The fund primarily invests in common stocks; the value of fund shares fluctuates depending upon the value of the stocks it holds. Since each Plan share that you own equals one fund share, the value of your Plan shares also will fluctuate. PLEASE READ THIS PROSPECTUS AND THE ATTACHED FUND PROSPECTUS BEFORE INVESTING IN THE PLANS, AND KEEP EACH PROSPECTUS FOR FUTURE REFERENCE. YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A PLAN.


     We deduct a large portion of the total Sales Charges that you pay under your Plan during the first year. Depending upon your monthly investment amount, Sales Charges in the first year of your Plan can be 50% of the total amount you invest during that year. Although you may be entitled to a refund of these Sales Charges in certain circumstances, you probably will lose money if you withdraw from or terminate your Plan in its early years. For more information on Sales Charges, please see page 4 of this prospectus.


      OTHER MUTUAL FUNDS HAVE INVESTMENT GOALS SIMILAR TO THE FUND'S GOAL. THESE MUTUAL FUNDS MAY IMPOSE NO SALES CHARGES OR LOWER SALES CHARGES
                THAN THE SALES CHARGES IMPOSED ON PLAN SHARES.

             THE PLANS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THIS PROSPECTUS IS LEGAL ONLY WHEN ACCOMPANIED BY THE CURRENT
              TEMPLETON CAPITAL ACCUMULATOR FUND, INC. PROSPECTUS

PAGE

                     TEMPLETON CAPITAL ACCUMULATION PLANS

                                January 1, 1999


     When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in the Glossary.


                               TABLE OF CONTENTS


ABOUT THE PLANS
How a Plan Can Help You .................................     1
Plan Highlights .........................................     1
How Do the Plans Invest Their Assets? ...................     2
Who Manages the Plans? ..................................     2
How Taxation Affects Planholders ........................     3
How Are the Plans Organized? ............................     3
ABOUT YOUR PLAN
How Do I Choose a Plan? .................................     4
How Do I Start a Plan? ..................................     8
What Distributions Might I Receive? .....................     9
Partial Withdrawals .....................................     9
How Do I Cancel My Plan and Obtain a Refund? ............    10
How Do I Terminate My Plan? .............................    11
Transaction Procedures and Special Requirements .........    12
Services to Help You Manage Your Plan ...................    14
What If I Have Questions About My Plan? .................    17
FINANCIAL STATEMENTS ....................................    18
GLOSSARY ................................................    33
APPENDIX
Officers and Directors of the Sponsor ...................    35


No salesman, dealer or other person is authorized by the Sponsor, the Plans, or the fund, to give any information or make any representation other than those contained in this prospectus or in the fund prospectus and SAI, or in any other printed or written material issued under the name of Franklin Templeton Distributors, Inc. or the fund. No person should rely upon any information not contained in these materials.
PAGE

                                ABOUT THE PLANS

                            HOW A PLAN CAN HELP YOU

     Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Plans are designed to help such people.

     These Plans make it possible to build equity over a period of years by investing a modest sum each month in mutual fund shares.

     The value of Plan shares is subject to the fluctuations in the value of the securities in the fund's portfolio. A Plan calls for monthly investments at regular intervals regardless of the price level of the shares. You should therefore consider your current financial situation, your financial ability to continue a Plan, and your investment goals. A Plan offers no assurance against loss and does not eliminate the risk inherent in the ownership of any security. Terminating your Plan at a time when the value of Plan shares you acquired is less than their cost will result in a loss.

                                PLAN HIGHLIGHTS

   /bullet/ The Plans allow you to invest a fixed amount each month in the fund. The Plans may be suitable for an investor who seeks the discipline of a fixed monthly investment program.

   /bullet/  The Plans are designed for long-term investment.

   /bullet/ You will not own fund shares directly. You will own shares in a Plan trust that invests in fund shares. Each Plan share that you own equals one share in the underlying fund. Please read the attached fund prospectus before investing in the Plans, and save it for future reference.

   /bullet/ You will pay a Sales Charge on each monthly investment. The amount of the Sales Charge varies depending on the size of your monthly investment. The Sales Charge is highest during the first 12 months of a Plan and could total as much as 50% of the money invested in the first year. Please read "How Do I Choose a Plan?" for more information about the fees that you will pay under the Plans.

   /bullet/ Subject to certain restrictions, you may increase or decrease the amount of your fixed monthly investments by sending in a notice and a new completed Plan application. See "Services to Help You Manage Your Plan - Changing the Amount of Your Monthly Investment" for more information.

   /bullet/ Unless you terminate your Plan, you will make monthly investments for 15 years (120 investments). Once you have completed investments for 15 years (120 investments), you may participate in the Systematic Withdrawal Program. This Program allows you to receive regular cash payments from your account of $50 or more monthly, quarterly, semiannually or annually.

   /bullet/ You may complete your Plan ahead of schedule by making monthly investments before their due date or by prepaying monthly investments. See "Services to Help You Manage Your Plan - Making Investments Ahead of Schedule."

   /bullet/ You may continue to make monthly investments for up to 120 investments or ten years after you have completed your 15-year plan (180 investments). You may not make more than an additional 120 investments nor may you make investments after the additional ten years (a total of 300 investments and 25 years).

   /bullet/ You may withdraw some of your Plan shares at any time without terminating your Plan. See "Partial Withdrawals" for more information.

                                       1
PAGE

   /bullet/ You may terminate your Plan at any time. In some limited circumstances, you may receive a refund of all or a portion of the sales charges paid. See "How Do I Terminate My Plan?" for more information.

   /bullet/ We may decide to invest the Plans in some investment other than the fund if we decide that it would be in the best interest of Planholders. The SEC must approve any substitution and you will be notified in writing. See "How Do the Plans Invest Their Assets - A Change in the Underlying Investment" for more information.

   /bullet/ We may terminate your Plan at any time if fund shares are not available and a substitute investment is not made or, for all Plans established subsequent to January 1, 1995, if no investment is made during each six month period, or, for all Plans in existence prior to January 1, 1995, if no investment is made during each twelve month period. See "How Do I Terminate My Plan?" for more information.

                     HOW DO THE PLANS INVEST THEIR ASSETS?


     The Plans invest in fund shares. Each Plan share equals one fund share. The fund is an open-end, diversified investment company, commonly called a mutual fund. A mutual fund offers investors professional investment management and reduced investment risk through diversification.


     The fund's investment goal is long-term capital growth. The fund seeks to meet its goal by investing in common stocks and other securities that Investment Counsel, the fund's investment manager, believes have the potential for capital growth. Most of the fund's portfolio securities will pay little, if any, income. Please see the attached fund prospectus for a description of the fund's investment policies, risks, operating expenses, organization and management.


     You may obtain the fund's SAI, which is a legal part of the fund prospectus, at no charge by calling 1-800/DIAL BEN(R).


A CHANGE IN THE UNDERLYING INVESTMENT

     The Sponsor may invest Plan shares in an investment other than the fund if it decides that it would be in the best interests of Planholders. Any substitute investment will be generally comparable in character and quality to the fund shares, and will be securities registered with the SEC under the Securities Act of 1933, as amended. Before the Sponsor can make a substitution, it must obtain SEC approval and notify you in writing about the proposed substitution. The notice will describe the new investment, and will advise you that, unless you terminate your Plan within 30 days of when we mail you the notice, we will assume that you have consented to the substitution and have agreed to bear your pro rata share of expenses and taxes in connection with the substitution.

     If you do not terminate your Plan within 30 days from the date of the written notice, we will purchase shares of the new investment for you with the proceeds of any Plan investments and any reinvested distributions. If the Sponsor wants to exchange fund shares for the new shares, the new shares will have an aggregate value equal to the value of the fund shares. You may incur taxes when we substitute underlying investments. Please consult your tax advisor.

     If fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor or the Custodian fails to substitute investments, the Custodian may terminate your Plan.

                             WHO MANAGES THE PLANS?


     THE CUSTODIAN. The Custodian is responsible for the protection and safekeeping of the assets of the Plans. Templeton Funds Trust Company, organized as a trust company under the laws of Florida,

                                       2
PAGE

is the Custodian for the Plans under a Custodian Agreement with the Sponsor dated June 1, 1993 and maintains custody of the assets of the Plans. The Plan Custodian Agreement is governed by Florida law, except where such law is determined to conflict with the Investment Company Act of 1940.

     The Custodian has only those obligations specifically imposed by its Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the fund or for the acts or omissions of the Sponsor or the Investment Manager.

     The Custodian Agreement cannot be amended to adversely affect the rights and privileges of the Planholders without their written consent. Neither may the Custodian resign unless a successor has been designated and has accepted the custodianship. The successor must be a bank or trust company with at least $2,000,000 in capital, surplus and undivided profits. The Custodian may be changed without notice to, or approval of, Planholders. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to act as required by the Custodian Agreement or by terminating the Custodian Agreement upon 90 days' notice to the Sponsor. Under the Custodian Agreement, the Sponsor has agreed to indemnify the Custodian from all liability arising from the Sponsor's failure to comply with any applicable laws.

     THE SPONSOR. The Sponsor is responsible for selling Plan shares, preparing and distributing promotional materials, and responding to Planholder inquiries. Franklin Templeton Distributors, Inc., a New York corporation organized on November 19, 1947 and a wholly owned subsidiary of Resources, is the Sponsor for the Plans. The Sponsor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor is the principal underwriter of the investment companies in the Franklin Templeton Group of Funds.

                        HOW TAXATION AFFECTS PLANHOLDERS

     For Federal income tax purposes, Planholders are treated as direct owners of the fund's shares.


     Designated capital gain distributions, which are automatically reinvested in additional Plan shares, are treated as long-term capital gains. As more fully described under "Distribution and Taxes" in the fund's prospectus, dividends and distributions are taxable to you individually. Gains realized on cash withdrawals also generally will be subject to tax; the ability to deduct losses from such withdrawals may be limited. You will receive notice regarding taxes each year.


     You are responsible for all taxes payable on any profits on the sale or transfer of Plan shares or other property credited to your account under your Plan and for any taxes levied or assessed with respect to your Plan shares or the income from the Plan.

                         HOW ARE THE PLANS ORGANIZED?

     The Plan trust is registered with the SEC as a unit investment trust under the 1940 Act. This does not mean that the SEC supervises the Plan trust's management or investment practices or policies.

     Although you do not own fund shares directly, you, as a Planholder, have certain voting rights with respect to the fund. You may attend any meeting of Planholders. You may ask the Custodian to furnish you with a proxy or otherwise arrange for you to exercise your voting rights. We will notify you at least 10 days before any vote of Planholders. We will vote the fund shares held for your Plan account as you instruct. If you do not give us instructions, we will vote your shares proportionately in accordance with instructions received from other Planholders.

                                       3
PAGE

                                ABOUT YOUR PLAN


                            HOW DO I CHOOSE A PLAN?

     The Plans are available in different monthly investment amounts, ranging from $50 to $10,000 per month. You make 180 monthly investments. You should choose the monthly investment amount that best suits your financial situation and investment goals. The following tables should help you decide which Plan is best for you.

     This table shows the range of available monthly investment amounts for a Plan, total of the 180 investments that you would make, and the Sales Charges applied to each monthly payment. The table shows just the 180 investments that you would make. The table does not reflect past or projected investment performance, dividends, or income of the fund or the Plan.


              MONTHLY INVESTMENTS AND SALES CHARGES FOR THE PLANS

                                                        SALES CHARGES
                              -----------------------------------------------------------------
                                                                          % OF         % OF
   MONTHLY                                                               CHARGES      CHARGES      MONTHLY
 INVESTMENT        TOTAL       INVESTMENT    INVESTMENT      TOTAL      TO TOTAL      TO NET      INVESTMENT
   AMOUNT       INVESTMENT      1 THRU 12   13 THRU 180     CHARGE     INVESTMENT   INVESTMENT      AMOUNT
------------ ---------------- ------------ ------------- ------------ ------------ ------------ -------------
$   50.00    $   9,000.00    $ 25.00      $ 3.04        $   810.72    9.00%        9.89%        $   50.00
    75.00       13,500.00      37.50        4.55          1,214.40    9.00         9.89             75.00
   100.00       18,000.00      50.00        6.07          1,619.76    9.00         9.89            100.00
   125.00       22,500.00      62.50        7.58          2,023.44    8.99         9.88            125.00
   150.00       27,000.00      75.00        7.50          2,160.00    8.00         8.70            150.00
   166.66       29,998.80      83.33        8.15          2,369.16    7.90         8.57            166.66
   200.00       36,000.00     100.00        9.46          2,789.28    7.75         8.40            200.00
   250.00       45,000.00     125.00       11.42          3,418.56    7.60         8.22            250.00
   300.00       54,000.00     150.00        6.96          2,969.28    5.50         5.82            300.00
   350.00       63,000.00     175.00        6.92          3,262.56    5.18         5.46            350.00
   400.00       72,000.00     200.00        6.62          3,512.16    4.88         5.13            400.00
   500.00       90,000.00     225.00        6.96          3,869.28    4.30         4.49            500.00
   750.00      135,000.00     300.00       10.31          5,332.08    3.95         4.11            750.00
 1,000.00      180,000.00     350.00       13.57          6,479.76    3.60         3.73          1,000.00
 1,500.00      270,000.00     375.00       19.82          7,829.76    2.90         2.99          1,500.00
 2,000.00      360,000.00     440.00       20.00          8,640.00    2.40         2.46          2,000.00
 3,000.00      540,000.00     450.00       28.92         10,258.56    1.90         1.94          3,000.00
 5,000.00      900,000.00     500.00       20.53          9,449.04    1.05         1.06          5,000.00
10,000.00    1,800,000.00     750.00       26.78         13,449.04     .75          .76         10,000.00

                                       4
PAGE


     As explained more fully under "Services to Help You Manage Your Plan - Extended Investment Option," you may extend the life of your Plan by making an additional 120 investments. This table shows the same type of information as the previous table, but we adjusted the information for Plans extended to a total of 300 investments.

MONTHLY INVESTMENTS AND SALES CHARGES IF YOU EXTEND YOUR PLAN TO A TOTAL OF 300
                                  INVESTMENTS


                                                        SALES CHARGES
                             -------------------------------------------------------------------
                                                                           % OF         % OF
   MONTHLY                                                                CHARGES      CHARGES      MONTHLY
 INVESTMENT       TOTAL       INVESTMENT    INVESTMENT       TOTAL       TO TOTAL      TO NET      INVESTMENT
   AMOUNT       INVESTMENT     1 THRU 12   13 THRU 300      CHARGE      INVESTMENT   INVESTMENT      AMOUNT
------------ --------------- ------------ ------------- -------------- ------------ ------------ -------------
$   50.00    $  15,000.00     $   25.00      $  3.04   $ 1,175.52           7.84%        8.50%   $   50.00
    75.00       22,500.00         37.50         4.55     1,760.40           7.82         8.49        75.00
   100.00       30,000.00         50.00         6.07     2,348.16           7.83         8.49       100.00
   125.00       37,500.00         62.50         7.58     2,933.04           7.82         8.49       125.00
   150.00       45,000.00         75.00         7.50     3,060.00           6.80         7.30       150.00
   166.66       49,998.00         83.33         8.15     3,347.16           6.69         7.17       166.66
   200.00       60,000.00        100.00         9.46     3,924.48           6.54         7.00       200.00
   250.00       75,000.00        125.00        11.42     4,788.96           6.39         6.83       250.00
   300.00       90,000.00        150.00         6.96     3,804.48           4.23         4.41       300.00
   350.00      105,000.00        175.00         6.92     4,092.96           3.90         4.06       350.00
   400.00      120,000.00        200.00         6.62     4,306.56           3.59         3.72       400.00
   500.00      150,000.00        225.00         6.96     4,704.48           3.14         3.24       500.00
   750.00      225,000.00        300.00        10.31     6,569.28           2.92         3.01       750.00
 1,000.00      300,000.00        350.00        13.57     8,108.16           2.70         2.78     1,000.00
 1,500.00      450,000.00        375.00        19.82    10,208.16           2.27         2.32     1,500.00
 2,000.00      600,000.00        440.00        20.00    11,040.00           1.84         1.87     2,000.00
 3,000.00      900,000.00        450.00        28.92    13,728.96           1.53         1.55     3,000.00
 5,000.00    1,500,000.00        500.00        20.53    11,912.64            .79          .80     5,000.00
10,000.00    3,000,000.00        750.00        26.78    16,712.64            .56          .56    10,000.00

                                       5
PAGE

     This table shows an example of a $100 per Month Plan. It shows you the amount invested and Sales Charges paid at different points in time. In this example, we assumed that all monthly investments are made on time, but we did not include or reflect dividends and distributions from the fund.

                   A TYPICAL $100 PER MONTH INVESTMENT PLAN

                                                         AT THE END OF         AT THE END OF         AT THE END OF
                                   INVESTMENT              6 MONTHS               1 YEAR                2 YEARS
                                     AMOUNT             (6 INVESTMENTS)      (12 INVESTMENTS)       (24 INVESTMENTS)
                            ------------------------ --------------------- --------------------- ----------------------
                                              % OF                  % OF                  % OF                   % OF
                                             TOTAL                 TOTAL                 TOTAL                   TOTAL
                               AGGREGATE    INVEST-   AGGREGATE   INVEST-   AGGREGATE   INVEST-    AGGREGATE    INVEST-
                                AMOUNT       MENTS      AMOUNT     MENTS      AMOUNT     MENTS       AMOUNT      MENTS
                            -------------- --------- ----------- --------- ----------- --------- ------------- --------
15 YEARS (180
  INVESTMENTS)
Total Investments .........   $   18,000       100%      $600       100%      $1,200      100%     $   2,400      100%
Deduct:
 Sales Charge .............  $  1,619.76         9%      $300        50%      $  600       50%    $   672.84       28%
Net Amount Invested
  Under Plan ..............  $ 16,380.24        91%      $300        50%      $  600       50%    $ 1,727.16       72%
25 YEARS (300
  INVESTMENTS)
Total Investments .........  $ 30,000.00       100%      $600       100%      $1,200      100%    $    2,400      100%
Deduct:
 Sales Charge .............  $  2,348.16       7.8%      $300        50%      $  600       50%    $   672.84       28%
Net Amount Invested
  Under Plan ..............  $ 27,651.84      92.2%      $300        50%      $  600       50%    $ 1,727.16       72%

NOTE: After the first 12 monthly investments have been made, the Sales Charges deducted from any subsequent monthly investment will not exceed 6.1% of your net investment in fund shares.

                                       6
PAGE


     This table shows you the investment performance of a hypothetical $100 per month Plan from March 29, 1991, when the fund started investment operations, to August 31, 1998. Under this Plan, $50.00 is deducted as a Sales Charge from each $100.00 monthly investment during the first year of the Plan. After the first year, the Sales Charge decreases to $6.07. In calculating this investment performance, we assumed that dividends and distributions were reinvested in additional fund shares. This performance is no indication or guarantee of how your Plan will perform.

                HYPOTHETICAL $100.00 PER MONTH INVESTMENT PLAN



                      AMOUNT OF PAYMENT                       AMOUNT INVESTED
                  -------------------------              -------------------------
      FISCAL         DURING                                 DURING
      PERIOD         FISCAL       CUMULA-       SALES       FISCAL       CUMULA-
      ENDED          PERIOD        TIVE      CHARGES(A)     PERIOD        TIVE
----------------- ------------ ------------ ------------ ------------ ------------
08/31/91(b)         $ 600.00     $ 600.00    $  300.00    $   300.00   $   300.00
08/31/92               1,200        1,800    $  336.42        863.58     1,163.58
08/31/93               1,200        3,000        72.84      1,127.16     2,290.74
08/31/94               1,200        4,200        72.84      1,127.16     3,417.90
08/31/95               1,200        5,400        72.84      1,127,16     4,545,06
08/31/96(c)            1,200        6,600        72.84      1,127.16     5,672.22
08/31/97               1,200        7,800        72.84      1,127.16     6,799.38
08/31/98               1,200        9,000        72.84      1,127,16     7,926.54

                                 SHARES
                               PURCHASED                    TOTAL
      FISCAL                    THROUGH       TOTAL         VALUE
      PERIOD         SHARES    REINVEST-      SHARES          OF
      ENDED        PURCHASED      MENT      PURCHASED       SHARES
----------------- ----------- ----------- ------------- -------------
08/31/91(b)           29.509        --          29.509  $   307.49
08/31/92              79.279      0.661        109.449   1,198.47
08/31/93              95.976      3.367        208.792   2,872.99
08/31/94              75.063      4.932        288.787   4,681.25
08/31/95              67.517     15.261        371.565   5,922.76
08/31/96(c)           97.452      8.606        892.286   8,101.95
08/31/97             111.852     31.753      1,035.891  11,363.73
08/31/98             101.874     45.145      1,182.910  11,462.40



   (a) Under the terms of this plan, out of a monthly investment of $100.00 made during the first year, $50.00 is deducted as a sales charge.

     (b) Period from March 29, 1991 (commencement of o perations) through August 31, 1991.

     (c) Includes the effect of a 2 for 1 split of fund shares on March 27, 1996.

SALES CHARGES

     The Sponsor receives a Sales Charge to compensate it for creating the Plans and for selling expenses and commissions paid to Securities Dealers. You pay a Sales Charge on each monthly investment. The Sales Charge is highest during the first 12 months of a Plan. For example, on a $50 per month Plan, $25 is deducted from each of the first 12 monthly investments. After the 12th investment, the Sales Charge drops to $3.04 on each subsequent monthly investment. Deductions decrease proportionately on certain larger plans. See the tables on pages 4 and 5.


SALES CHARGE REDUCTIONS

     You may be able to reduce Sales Charges by combining Plans to take advantage of the lower Sales Charges on higher monthly investments:

   /bullet/ Two or more Plans purchased at one time may be combined, provided the combined monthly investment is at least $150.

   /bullet/ If you purchase a new Plan or increase your monthly investment under an existing Plan, you may combine the new purchase or increase with an existing, current Plan.

   You may combine Plans owned by one or more of the following:

   /bullet/  an individual,

   /bullet/  his or her spouse,

   /bullet/ children or grandchildren under the age of 21 who are beneficiaries of a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act account in which the Planholder serves as custodian, or

                                       7
PAGE

   /bullet/ a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a Plan qualified under
             Section 401 of the Code).

     In the case of Plans purchased at the same time, you must submit all the applications together, along with a cover letter requesting that the Plans be combined to reduce Sales Charges. If you want to combine a new Plan purchase or Plan increase with a current Plan, you or your Securities Dealer must notify us at the time the purchase or increase is made. Two or more Plans may be combined to reduce Sales Charges only so long as you continue to make monthly investments on each Plan.

     For rights of accumulation, a Plan is considered to be CURRENT if: (1) it has been completed and not redeemed; (2) it has not been completed but has at least as many investments recorded as there are months since the establishment date or since a Plan size increase date; or (3) it is a tax qualified plan or an IRA. Further, spousal IRA Plans at $166.66 per month may become eligible for lower Sales Charges if such Plans are included as part of the basis for reduced Sales Charges on new Plans or Plan size increases on existing Plans.

SECURITIES DEALERS AND SALES CHARGES

     Securities Dealers receive 75% to 95% of the Sales Charges that you pay. The Sponsor also may pay a bonus or other incentive to Securities Dealers that employ registered representatives who sell a specified dollar amount of the Plans and/or other Franklin Templeton Group funds. These incentives may include trips for registered representatives and their families.

     These Securities Dealers are independent contractors. Neither the Sponsor nor the Custodian is responsible for their acts or obligations.

     In no event will the value of such bonus or incentive paid by the Sponsor to the Securities Dealer exceed the difference between the Sales Charges and the amount reallowed to Securities Dealers in respect of such amounts sold by the qualifying registered representative of such dealer. A Securities Dealer receiving such bonus or incentive may be deemed to be an "underwriter" under the Securities Act of 1933, as amended. Nothing herein or in other literature and confirmations issued by the Sponsor or the Custodian, including the words "representative" or "commission," shall make any Securities Dealer a partner, employee or agent of the Sponsor or the Custodian.

     The Securities Dealer that you used to purchase your Plan has the right to all commissions earned during the duration of your Plan. Your Securities Dealer has no obligation to transfer your Plan to another Securities Dealer unless its dealer's agreement with the Sponsor ends. If the Securities Dealer of record chooses to release your Plan to a new Securities Dealer firm, it must first complete, sign, and signature guarantee a release form that can be obtained from us. This form must be returned to and accepted by the Custodian before any change can be made.

     Plans are offered in all states where it is lawful to do so.


                            HOW DO I START A PLAN?


     To start a Plan, have your investment dealer mail your completed application (which is attached to this prospectus) to the Sponsor with a check for the monthly investment amount of your Plan, made out to TEMPLETON FUNDS TRUST COMPANY. After the Sponsor accepts your application, the Sponsor will send you a confirmation statement showing the number of Plan shares purchased for your account.

                                       8
PAGE

   You should send your subsequent investments directly to us at:

                         FRANKLIN TEMPLETON DISTRIBUTORS, INC.
                         DEALER MAIN OFFICE SERVICES
                         100 FOUNTAIN PARKWAY
                         ST. PETERSBURG, FLORIDA
                         33716-1205

     We will apply your investments, after deducting Sales Charges, toward the purchase of Plan shares. We cannot accept partial monthly investments.

                      WHAT DISTRIBUTIONS MIGHT I RECEIVE?


     All dividends and distributions will be automatically reinvested on the payment date in additional Plan shares at Net Asset Value, unless you choose to receive cash. Net Asset Value will be calculated as described in the fund's prospectus under the heading "Transaction Procedures and Special Requirements - Share Price."

     Dividends and distributions received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report dividends and distributions on your income tax return when paid to your retirement plan, but, rather, when your retirement plan makes payments to you. Be aware, however, that special rules apply to Roth and education IRAs.


     Dividends or distributions received shortly after you make an investment may be considered a partial return of your investment for tax purposes. Dividends and capital gains, if any, normally will be paid by the fund at least annually and generally will be taxable to Planholders for income tax purposes. See "How Taxation Affects Planholders."

     The Net Asset Value per share will decrease by the amount of the dividend and capital gains distributions on the ex-dividend date of the distributions.

                              PARTIAL WITHDRAWALS

     If you withdraw all your Plan shares, your Plan will terminate. But you may withdraw less than all your Plan shares WITHOUT terminating your Plan. If you have owned your Plan for at least 45 days, you may withdraw up to 90% of your shares from your account and receive fund shares. Or, you may redeem up to 90% of your shares and receive cash. If you choose to receive cash, you must redeem at least $100, but no more than 90% of the value of the shares. If you redeem 90% of the net asset value of the shares and leave less than $100 in your Plan, we may automatically redeem the entire balance in your Plan.

     You may reinvest up to the amount you received without a Sales Charge after 90 days from the date of redemption. We will reinvest your cash based on the current net asset value of fund shares. IRAs may be reinvested after 45 days. We do not limit the number of redemptions you can make, but you must redeem at least $100 each time. If the amount you redeemed exceeds $500, you do not need to reinvest the entire amount you redeemed at once. That is, any reinvestment may equal the amount you redeemed or at least $500, whichever is less.

     Your request should be sent to:

                         TEMPLETON FUNDS TRUST COMPANY
                         P.O. BOX 33030
                         ST PETERSBURG, FLORIDA 33733-8030

                                       9
PAGE


     All written withdrawal and redemption requests must be signed by the registered Planholder. We will mail your redemption proceeds to the address we have on our records unless you send us other instructions with a signature guarantee. A partial withdrawal or redemption will not change the total number of monthly investments under your Plan or the unpaid balance of your monthly investments. Although we do not charge you a fee to partially withdraw or redeem, you will be liable for any taxes. Please consult your tax advisor. Please clearly identify your reinvestment request so we can distinguish it from your regular monthly investments.


     Ordinarily, we will send you a check within seven days after we receive your request. But if you pay your monthly investment by check, we may delay sending your money until your check has cleared. We will need an instruction letter from you in order to send your proceeds if:

     /bullet/ you redeem more than $50,000

     /bullet/ the redemption check is made payable to someone other than the Planholder we have on our records OR

     /bullet/ the redemption check is to be sent to an address different from the one we have on our records.

     This letter must be signed by all Planholders and must have a signature guarantee.

     Additional requirements under the tax laws apply to withdrawals and redemptions from Individual Retirement Accounts and retirement plan accounts. You must complete certain forms, which are available from us, before we can process your request. To comply with the Code, we may withhold a portion of your withdrawal or redemption proceeds. We assume no responsibility for determining whether a withdrawal or redemption satisfies applicable tax laws and will not be responsible for any penalties.

                 HOW DO I CANCEL MY PLAN AND OBTAIN A REFUND?

CANCELING WITHIN 60 DAYS

     Within 60 days after you purchase a Plan (your purchase date appears on the confirmation statement for your initial payment), we will send you a notice about your cancellation rights. If you elect to cancel within 45 days of when we mail that notice, we will send you a cash refund equal to: (1) the total value of your Plan shares on the date that we receive your cancellation request PLUS (2) all Sales Charges you paid.

CANCELING WITHIN 18 MONTHS

     You may cancel your Plan at any time within eighteen months after your purchase date. If you cancel your Plan, we will send you a cash payment equal to: (1) the total value of your Plan shares on the date we receive your request PLUS (2) a refund of all Sales Charges you paid up to the cancellation date MINUS (3) 15% of the total amount you have invested as of that date.

     We will send you a written notice about your 18-month cancellation right if:

     /bullet/ after 15 months from your purchase date, you have missed at least
              3 monthly investments OR

     /bullet/ you miss at least one monthly investment between your 15th month and your 18th month.

     If we have already sent you a notice at 15 months, we will not send you a second notice even if you miss additional monthly investments.

                                       10
PAGE


     The notice will include your cancellation rights, the value of your account when we send you the notice, and the amount you would receive if you canceled your Plan.


     To cancel your Plan, please write us at:

                         TEMPLETON FUNDS TRUST COMPANY
                         P.O. BOX 33030
                         ST. PETERSBURG, FLORIDA 33733-8030

     If your cancellation request involves more than $50,000, we will need a signature guarantee. If you cancel your Plan and want to reinvest the proceeds, we will deduct all previously refunded Sales Charges from your reinvestment. You may incur taxes if you cancel your Plan. Please consult your tax advisor.

                          HOW DO I TERMINATE MY PLAN?

     After your cancellation rights expire, you may terminate your Plan at any time by sending us a written request. Terminating your Plan is different from canceling your Plan because when you terminate, you do not receive a refund of Sales Charges.

     You can choose to receive cash or fund shares. If you choose cash, we would withdraw your shares, redeem them and send you the proceeds. We will need a signature guarantee to process your request, which must be signed by the registered Planholder, if:

     /bullet/ you redeem more than $50,000

     /bullet/ the redemption check is made payable to someone other than the Planholder we have on our records OR

     /bullet/ the check is to be sent to an address different from the one we have on our records.

     The redemption price of fund shares will be the Net Asset Value next determined after we receive your request.

     If you choose to receive fund shares, your Plan shares will be exchanged for fund shares. Then, you may keep your fund shares or exchange them for shares of certain other Franklin Templeton funds. Exchanges are more fully described in the fund's prospectus under the caption "May I Exchange Shares for Shares of Another Fund?" If you exchange your fund shares for shares of another Franklin Templeton fund, you cannot exchange the other fund's shares back into Templeton Capital Accumulation Fund or Plan shares.


     We can suspend your right to redeem your Plan shares when:

     /bullet/ trading on the New York Stock Exchange is restricted

     /bullet/ the NYSE is closed for other than weekends and holidays OR

     /bullet/ the SEC declares an emergency.

     You cannot withdraw cash from your account (see "Partial Withdrawals") while your right to redeem Plan shares is suspended.

REINVESTING AFTER TERMINATION


     If you terminate your Plan, you may reinvest your redemption proceeds within 90 days without any Sales Charges by re-opening an identically registered Plan. To use this privilege, we must receive your

                                       11
PAGE

reinvestment request and payment within 90 days after you terminated your Plan. We will reinvest your proceeds based on the net asset value per fund share next determined after we receive your request and payment. You may use this privilege only once. You may incur taxes on your reinvestment. Please consult your tax advisor.


     You may use this replacement privilege if you have terminated your Plan. You may use the partial withdrawal privilege if you do NOT want to terminate your Plan (see "Partial Withdrawals").

     If you cancel your Plan (see "How Do I Cancel My Plan and Obtain a Refund?") and want to reinvest the proceeds, any refunded Sales Charges will be deducted from your reinvestment.

AUTOMATIC TERMINATION

     We will terminate your Plan: after you have made 300 monthly investments or if fund shares are not available and we have not made a substitution, as described under "How Do the Plans Invest Their Assets? - A Change in the Underlying Investment." We will give you full credit for any advance investments you have made.

     We will send you a written notice 60 days before we actually terminate your Plan. On termination, we may liquidate all your Plan shares, or enough Plan shares to pay all Sales Charges.

     We will hold any remaining shares or cash for you and will deliver them to you when you surrender your Plan.

     You will not receive interest on any of your cash balances. If you do not terminate your Plan within 60 days after we send you written notice, we will mail you the shares or a check to the address noted on your Plan records. At this point, you will have no rights under the Plan. But if the shares or the check are returned to us undelivered, we will hold these assets for your benefit, subject only to state law.

                TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE


     The Plans invest in the fund at Net Asset Value. The fund's Net Asset Value is based on the value of the securities the fund owns. Since the fund primarily invests in common stocks, the value of its securities and the net asset value of its shares fluctuate depending upon the stock market. In other words, if the stock market declines, so will the value of the fund's securities and the Net Asset Value of its shares. We base the value of Plan shares on the Net Asset Value of fund shares. One Plan share equals one fund share, and the Net Asset Value of a Plan share equals the net asset value of a fund share. As a result, the value of Plan shares also will fluctuate depending on the stock market, the value of the fund's securities and the Net Asset Value of fund shares.


     A Plan calls for monthly investments regardless of the value of Plan or fund shares. As a result, you should consider your tolerance for risk and volatility before investing. A Plan offers no assurance against loss and does not eliminate the risk of owning any security. If you terminate your Plan when the value of your Plan shares is less than their cost, you will lose money.


SIGNATURE GUARANTEES


     You can have your signature guaranteed by an eligible guarantor. Eligible guarantors include:

     /bullet/ banks, savings and loans associations, trust companies, industrial loan companies and credit unions,

                                       12
PAGE

     /bullet/ national securities exchanges, registered securities associations and clearing agencies,

     /bullet/ broker-dealers that are members of a national securities exchange or a clearing agency or that have minimum net capital of $100,000, OR

     /bullet/ institutions that participate in a recognized signature medallion program.

     A notarized signature is not sufficient. We may require signature guarantees on various cash transactions. Also, we require a signature guarantee to transfer Plan shares, or if we believe that it would protect against potential confusion or claims. For example, we may require a signature guarantee when:

     /bullet/ we are unable to confirm the current address of one or more joint owners of an account

     /bullet/ multiple owners have a dispute or give us inconsistent instructions

     /bullet/ we have been notified of a potential claim

     /bullet/ we receive instructions from an agent, not the actual registered owner

     /bullet/ we determine that joint owners who are married to each other are separated or may be in divorce proceedings OR

     /bullet/ we are not satisfied that a representative of a corporation, partnership, association, or other entity has proper authority.

TELEPHONE TRANSACTIONS

     You may redeem Plan shares by telephone unless you tell us in writing not to allow telephone transactions. If you change your mind, you must send us written instructions to authorize telephone transactions for your Plan. These written instructions must be signed by each Planholder, with a signature guarantee.


     Telephone transactions are very convenient, but carry some risk. For your protection, we will ask for information to confirm the identity of the caller and whether the transaction is legitimate. We may delay or refuse a transaction if we are not reasonably satisfied that the transaction is legitimate. We may record your telephone call.


     We are not responsible for any loss that occurs if we delay or refuse a telephone transaction, or if you are unable to execute a transaction by telephone. We also are not responsible for any loss if we follow instructions by phone that we reasonably believe are genuine.

     You should not have any difficulty in reaching us by phone. If you do, you may ask your Securities Dealer for assistance or send us written instructions. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call the TCAP Dedicated Service Group at 1-888-881-TCAP.

INDIVIDUAL RETIREMENT ACCOUNTS

     You may be eligible to set up an IRA. We offer an IRA Agreement for investment in the Plans through Franklin Templeton Trust Company (FTTC), an affiliate of the Custodian. Under the Agreement, FTTC provides custodial and other services to you for an annual service fee of $10.00. FTTC is qualified under IRS regulations to act as an IRA custodian.

                                       13
PAGE

     You may start an IRA by executing the IRA Application and by making the initial Plan investment. Under current law, your maximum annual contribution is limited to the lesser of 100% of your compensation or $2,000. A second account may be set up for a non-working spouse, and the maximum contribution for both accounts is $4,000. If you or your spouse participate in a tax-qualified or government-approved retirement plan, your IRA contributions may or may not be tax deductible, depending on your income.

     YOU SHOULD KNOW THAT CONTRIBUTIONS IN EXCESS OF THESE LIMITS, PREMATURE DISTRIBUTIONS, AND/OR INSUFFICIENT WITHDRAWALS AFTER AGE 701/2 MAY RESULT IN SUBSTANTIAL ADVERSE TAX CONSEQUENCES. In addition to your regular monthly investments, once each year you may invest an additional amount to bring your total investment for the year up to the exact amount authorized by the IRS for your IRA. "Rollover contributions," as defined in IRS regulations, are also allowed. Odd amounts, not in exact multiples of the monthly investment unit, will be accepted for all rollovers and transfers into IRAs. An IRA may not be established by changing the registration of an existing plan. You should inform the Custodian of the nature of your contribution when you send it in to prevent rejection.

     A Roth IRA established by conversion of a Plan IRA shall not be considered to create a new Plan.

     We invest your contributions on the day they are received by the Custodian. Within seven days of making your initial contribution, you may ask us in writing to revoke your IRA account and receive the greater of the net asset value of your account (including the Sales Charges) or the amount that you contributed.

TAX-SHELTERED RETIREMENT PLANS

     You may purchase a Plan to establish a tax-sheltered retirement plan, including a custodial account under Section 403(b) of the Code (403(b) accounts) or a qualified retirement plan under Section 401(a) of the Code
(QRPs). A tax-sheltered retirement plan may not be established by changing the registration of an existing plan. FTTC may serve as either trustee or custodian for these plans. FTTC currently charges a fee of $10.00 per year for maintaining each 403(b) account or QRP. QRPs may only be established if your Securities Dealer is not considered a fiduciary, as that term is defined in
Section 3(21) of the Employee Retirement Income Security Act of 1974.

     If you establish a Plan in a 403(b) account or QRP, you likely will release any cancellation and refund rights that you may have under the Plan (see "How Do I Cancel My Plan and Obtain A Refund?") because of the withdrawal restrictions of your 403(b) account or QRP. To establish a 403(b) account or QRP, you must sign a form, supplied by your Securities Dealer, acknowledging the restrictions on your cancellation and refund rights.

TRANSFERRING YOUR PLAN

     You may transfer your Plan to another person, such as a relative, charitable institution or trust, who will only have the right to fully withdraw from the Plan. Or, you can transfer your Plan to another person, trustee or custodian that is acceptable to us and who has applied to us for a similar Plan. If you would like to transfer your Plan to someone else, please contact us and we will give you the appropriate form. Transfers may be subject to tax. Please consult your tax advisor.

                     SERVICES TO HELP YOU MANAGE YOUR PLAN

AUTOMATIC INVESTMENT PROGRAM

     Our automatic investment program offers a convenient way to invest in the Plan. Under the program, you can have money transferred automatically from your checking or savings account to a

                                       14
PAGE

Plan each month to buy additional shares. If you are interested in this program, please contact your investment representative. The market value of fund shares may fluctuate and a systematic investment program such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by sending written notice to us, which must be received at least 10 days prior to the collection date.

CHANGING THE AMOUNT OF YOUR MONTHLY INVESTMENT


     You may increase or decrease your Plan's fixed monthly investment by sending us written notice and a new Plan application. You may choose any monthly investment amount shown in the tables on pages 4 and 5. The Sales Charges that you pay will be adjusted to reflect your change.


     /bullet/ You may increase your monthly investment at any time.

     /bullet/ If you increase your monthly investment, you have 6 months to change your mind, but you may not decrease your Plan lower than your original monthly investment amount.

     /bullet/ In the first 6 months of your Plan, you may decrease your monthly investment by 50%.

     The Sales Charges already paid on the existing Plan will be credited to the Sales Charge applicable to the new Plan. Excess Sales Charges will be invested at net asset value on the day the change occurs while amounts still due will be deducted as an expense to the new Plan account.

MAKING INVESTMENTS AHEAD OF SCHEDULE

     Your Plan calls for monthly investments for 15 years (180 investments). You may complete your Plan in less than 15 years by making investments before their due date, but you may not make more than 24 monthly investments in one calendar year. In addition, you may prepay up to 24 monthly investments at any time during the life of your Plan. Monthly investments may be accrued and paid in a lump sum. You pay the same Sales Charge whether or not you make monthly investments in advance.

     The limits on the number of investments you can make in one year or at one time will be waived:

     /bullet/ if you are behind schedule on your monthly investments,

     /bullet/ in the case of a transfer or rollover into an IRA, or

     /bullet/ if the Planholder dies, to allow the Plan to be completed at one time by the heirs or estate of the Planholder.

     A Plan is not considered behind schedule if: (1) it has been completed and not redeemed; (2) it has not been completed but you have made at least as many investments as there are months since the Plan began or since a Plan size increase; or (3) it is a tax qualified plan or an IRA.

EXTENDED INVESTMENT OPTION

     Under our Extended Investment Option, you may continue to make monthly investments for up to an additional 120 investments after completing all 180 scheduled investments. The Sales Charge on each monthly investment will be the same as the charge on your last scheduled investment under your Plan.

     You will lose your right to the Extended Investment Option if you fail to make monthly investments for 6 consecutive months. All Extended Investment Options will end after a total of 300 monthly investments.

                                       15
PAGE

SYSTEMATIC WITHDRAWAL PROGRAM


     When you complete your 180 investments, you may make regular cash withdrawals under our Systematic Withdrawal Program. Under this program, we will redeem enough of your Plan shares to provide regular cash payments to you of $50 or more on a monthly, quarterly, semiannual or annual basis. To participate in the program, the value of your account must be at least $5,000. There are no charges for withdrawals under our Systematic Withdrawal Program. Except for the $50 minimum, there is no limit on the size of your withdrawals. You may change the amount of your cash withdrawal or discontinue it at any time. See "Systematic Withdrawal Program" in the fund's prospectus for information on how to establish a Systematic Withdrawal Program.


     Please note that:

     /bullet/ Withdrawals in excess of dividends and distributions may exhaust your account, and cannot be considered as income on your investment.

     /bullet/ You may realize a gain or loss for tax purposes on each cash withdrawal.

     /bullet/ If you own two or more Plans, it probably is not in your financial interest to withdraw cash from a completed Plan while still making regular investments on an uncompleted Plan.

     /bullet/ You may not receive dividends and distributions in cash while you are receiving cash withdrawals under the program.


     If your Plan is part of an IRA and you are age 591/2 or older, you may participate in the program even if you have not completed your 180 investments under the Plan. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


     You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a Systematic Withdrawal Program, it is a taxable transaction.

     You may discontinue the Systematic Withdrawal Program, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least 7 business days before the end of the month preceding a scheduled payment.

ELECTRONIC FUND TRANSFERS

     You may choose to have dividend and capital gain distributions or payments under the Systematic Withdrawal Program sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least 15 days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)

     From a touch-tone phone, you may call our TELEFACTS(R) system (day or night) at 1-800/247-1753 to:

     /bullet/ obtain information about your Plan account, and

     /bullet/ obtain price and performance information about the fund.

     You will need your account number and the fund's code number to use TELEFACTS(R). The code number is 450.

                                       16
PAGE

STATEMENTS AND REPORTS TO PLANHOLDERS

     We will send you the following statements and reports on a regular basis:

     /bullet/ Confirmation and account statements reflecting transactions in your Plan account, including transfers from your Plan account and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


     Financial reports of the fund will be sent every 6 months. To reduce fund expenses, we attempt to identify related Planholders within a household and send only one copy of a report. Call the TCAP Dedicated Service Group at 1-888-881-TCAP if you would like an additional free copy of the fund's financial reports.


                    WHAT IF I HAVE QUESTIONS ABOUT MY PLAN?

     If you have any questions about your Plan, you may write:

                         FRANKLIN TEMPLETON DISTRIBUTORS, INC.,
                         DEALER MAIN OFFICE SERVICES
                         100 FOUNTAIN PARKWAY
                         ST. PETERSBURG, FLORIDA 33716-1205.

   You may also contact us by phone at the number listed below.

                                                    HOURS OF OPERATION
                                                    (PACIFIC TIME)
DEPARTMENT NAME                  TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
------------------------------   ----------------   ------------------------
TCAP Dedicated Service Group     1-888-881-TCAP     6:00 a.m. to 5:00 p.m.


     Your phone call may be monitored or recorded to ensure that we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


                                       17
PAGE


                              FINANCIAL STATEMENTS

                          INDEPENDENT AUDITOR'S REPORT


To the Board of Directors of
Franklin/Templeton Distributors, Inc., Sponsor and the Planholders of Templeton Capital
Accumulation Plans

     We have audited the accompanying statement of assets and liabilities of Templeton Capital Accumulation Plans as of August 31, 1998 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of the Plan's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation from the custodian of shares of Templeton Capital Accumulator Fund, Inc. held for planholders as of August 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Templeton Capital Accumulation Plans as of August 31, 1998, and the results of its operations and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.


/s/ MCGLADREY & PULLEN, LLP
---------------------------

New York, New York
November 13, 1998

                                       18
PAGE

                     TEMPLETON CAPITAL ACCUMULATION PLANS
                       FOR THE ACCUMULATION OF SHARES OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.


                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1998


ASSETS:
Templeton Capital Accumulator Fund, Inc. shares, at value (average cost, $175,390,497)    $189,596,730
LIABILITIES:                                                                                        --
                                                                                          ------------
NET ASSETS:
Net assets (equivalent to $9.686 per share based on 19,574,306 Plan shares held for
 outstanding Plans) (Note 2) .........................................................    $189,596,730
                                                                                          ============

                           STATEMENTS OF OPERATIONS
                  YEARS ENDED AUGUST 31, 1998, 1997 AND 1996



                                                         1998              1997            1996
                                                   ----------------   -------------   -------------
INVESTMENT INCOME:
   Distributions received on shares of Templeton
    Capital Accumulator Fund Inc. from:
    Net investment income ......................   $  3,043,138       $ 2,264,084     $ 1,313,090
    Realized gains .............................      4,706,723         1,745,754         284,137
                                                   ------------       -----------     -----------
                                                      7,749,861         4,009,838       1,597,227
                                                   ------------       -----------     -----------
Expenses (Note 3) ..............................             --                --              --
                                                   ------------       -----------     -----------
      Net investment income ....................      7,749,861         4,009,838       1,597,227
                                                   ------------       -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Net realized gain on complete and partial
    terminations, including Fund shares
    withdrawn at market value ..................   $  2,835,931       $ 1,825,361     $   721,621
   Unrealized appreciation (depreciation) during
    the period .................................    (28,811,639)       24,576,860      10,423,640
                                                   ------------       -----------     -----------
      Net gain (loss) on investments ...........    (25,975,708)       26,402,221     $11,145,261
                                                   ------------       -----------     -----------
   Net increase (decrease) in net assets from
    operations .................................   $(18,225,847)      $30,412,059     $12,742,488
                                                   ============       ===========     ===========


                       See Notes to Financial Statements.

                                       19
PAGE

                     TEMPLETON CAPITAL ACCUMULATION PLANS
                       FOR THE ACCUMULATION OF SHARES OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                  YEARS ENDED AUGUST 31, 1998, 1997 AND 1996

                                                            1998               1997              1996
                                                      ----------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
 Operations:
   Net investment income ..........................   $  7,749,861        $  4,009,838      $  1,597,227
   Net realized gain on plan terminations .........      2,835,931           1,825,361           721,621
   Unrealized appreciation (depreciation) for
    the period on plan shares held ................    (28,811,639)         24,576,860        10,423,640
                                                      ------------        ------------      ------------
      Net increase (decrease) in net assets
       from operations ............................    (18,225,847)         30,412,059        12,742,488
   Distributions to planholders ...................     (7,749,861)         (4,009,838)       (1,597,227)
   Transactions in Fund shares (Note 2) ...........     45,368,166          37,229,624        30,868,787
                                                      ------------        ------------      ------------
      Net increase in net assets ..................     19,392,458          63,631,845        42,014,048
NET ASSETS:
   Beginning of year ..............................    170,204,272         106,572,427        64,558,379
                                                      ------------        ------------      ------------
   End of year ....................................   $189,596,730        $170,204,272      $106,572,427
                                                      ============        ============      ============

                       See Notes to Financial Statements.

                                       20
PAGE

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF ACCOUNTING POLICIES

     Templeton Capital Accumulation Plans (the "Plan") is a unit investment trust registered under the Investment Company Act of 1940. The Plan invests only in shares of Templeton Capital Accumulator Fund, Inc. (the "Fund"). The following is a summary of the significant accounting policies followed in the preparation of its financial statements.

   a. VALUATION OF SECURITIES. The Plan's investments in the Fund are valued at the net asset value of Fund shares held.

   b. INCOME TAXES. No provision is made for Federal income taxes. The
      Internal Revenue Code provides that the Plan is not treated as a separate taxable entity; rather the Planholders are treated as directly owning the Fund's shares accumulated in their accounts.

   c. OTHER. Fund share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of the Plan's investment in Fund shares is computed using the average cost method and gain or loss on redemption of Fund shares is computed using this method.

   d. ACCOUNTING ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS IN FUND SHARES

     Effective March 27, 1996, the shares of the Fund were split on a 2-for-1 basis. As of August 31, 1998, the Plan held 19,574,306 shares of the Fund. Transactions in Fund shares for the years ended August 31, 1998, 1997 and 1996 were as follows:

                                            1998                           1997                         1996
                              -------------------------------- ---------------------------- ----------------------------
                                   AMOUNT           SHARES         AMOUNT         SHARES        AMOUNT         SHARES
                              ---------------- --------------- -------------- ------------- -------------- -------------
Planholder payments .........  $  56,183,512                    $ 46,632,039                 $ 39,848,219
Less-sales charges ..........      6,148,670                       5,140,712                    5,671,439
                               -------------                    ------------                 ------------
Balance invested in
 Fund shares ................     50,034,842       4,444,049      41,491,327    4,161,074       4,176,780    2,870,915
Distributions reinvested in
 Fund shares ................      7,749,861         709,141       4,009,838      438,885       1,597,227      102,037
Redemption and
 withdrawals in Fund
 shares .....................    (12,416,537)     (1,101,389)     (8,271,541)    (817,091)     (4,905,220)    (413,497)
Shares issued on 2-for-1
 stock split ................             --              --              --           --              --    5,130,349
                               -------------      ----------    ------------    ---------    ------------    ---------
                               $  45,368,166       4,051,801    $ 37,229,624    3,782,868    $ 30,868,787    7,689,804
                               -------------      ----------    ------------    ---------    ------------    ---------

NOTE 3. SPONSOR AND CUSTODIAN

     Franklin/Templeton Distributors, Inc., as Sponsor of the Plan received net sales and creation charges, after commissions paid to authorized brokers and dealers, of $615,973, $529,236 and

                                       21
PAGE

$610,774 for the years ended August 31, 1998, 1997 and 1996, respectively. Expenses of operating the Plan are paid by the Sponsor. Templeton Funds Trust Company ("TFTC") serves as Custodian. No other compensation is paid by the Plan to either the Sponsor or the Custodian except that TFTC receives a $10 annual service fee from each Individual Retirement Account established by planholders.

NOTE 4. SOURCE OF NET ASSETS

     The Plan's net assets as of August 31, 1998 were composed of the following amounts:


Amount paid in by planholders, net of sales and creation charges .........   $184,663,585
Distributions reinvested .................................................     16,166,440
Payment of redemption proceeds to planholders ............................    (31,433,844)
Accumulated gain on plan terminations ....................................      5,994,316
Unrealized appreciation of investments ...................................     14,206,233
                                                                             ------------
Net assets applicable to planholders .....................................   $189,596,730
                                                                             ------------


                                       22
PAGE

                       REPORT OF INDEPENDENT ACCOUNTANTS

November 9, 1998

Franklin/Templeton Distributors, Inc.:

In our opinion, the accompanying statements of financial condition and related statement of operations, stockholders' equity and cash flow present fairly, in all material respects, the financial position of Franklin/Templeton Distributors, Inc. (a wholly-owned subsidiary of Franklin Resources, Inc.) as of September 30, 1998, and the results of its operations and its cash flows for the year then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

Our audit was conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The information on pages 10 and 11 is presented for purposes of additional analysis and is not a required part of the basic financial statements, but is supplementary information required by Rule 17a-5 of the Securities and Exchange Commission. Such information has been subjected to the auditing procedures applied in the audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.



PricewaterhouseCooper L.L.P.
San Francisco, California


                                       23
PAGE

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                        STATEMENT OF FINANCIAL CONDITION

                               SEPTEMBER 30, 1998

                                    ASSETS

Cash and cash equivalents ...............................................   $ 35,939,818
Underwriting and distribution fees receivable ...........................     52,620,979
Investment securities, available-for-sale ...............................      5,126,877
Deferred sales commissions, net .........................................     45,512,682
Due from parent and affiliates ..........................................     26,950,733
Property and equipment, net .............................................      4,445,717
Prepaid expenses and other ..............................................      6,926,657
                                                                            ------------
      Total assets ......................................................   $177,523,463
                                                                            ============
                                  LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
    Underwriting and distribution fees payable to dealers ...............   $ 42,044,810
    Trade payables and accrued expenses .................................     18,200,350
                                                                            ------------
      Total liabilities .................................................     60,245,160
                                                                            ------------
Commitments (Note 4)
Stockholder's equity:
    Common stock, $1.00 par value, 20,000 shares authorized; 2,355 shares
      issued and outstanding ............................................          2,355
    Capital in excess of par value ......................................    571,564,072
    Unrealized gain on investment securities ............................        109,554
    Accumulated deficit .................................................   (454,397,678)
                                                                            ------------
      Total stockholder's equity ........................................    117,278,303
                                                                            ------------
                                                                            $177,523,463
                                                                            ============

  The accompanying notes are an integral part of these financial statements.

                                       24
PAGE

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                            STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED SEPTEMBER 30, 1998

Revenues:
 Underwriting and distribution fees .................     $  785,806,040
 Investment and other income ........................          2,524,937
                                                          --------------
    Total revenues ..................................        788,330,977
                                                          --------------
Expenses:
 Underwriting and distribution ......................        675,190,631
 Compensation and benefits ..........................         79,591,532
 Advertising and promotion ..........................         90,441,425
 Amortization of deferred sales commissions .........         74,407,271
 Other ..............................................         68,732,723
                                                          --------------
    Total expenses ..................................        988,363,582
                                                          --------------
Net loss ............................................     $ (200,032,605)
                                                          ==============


   The accompanying notes are an integral part of these financial statements.


                                       25
PAGE

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                       STATEMENT OF STOCKHOLDER'S EQUITY

                     FOR THE YEAR ENDED SEPTEMBER 30, 1998


                                                               UNREALIZED
                             COMMON STOCK        CAPITAL IN      GAIN ON                            TOTAL
                         --------------------    EXCESS OF     INVESTMENT      ACCUMULATED      STOCKHOLDER'S
                          PAR VALUE   AMOUNT     PAR VALUE     SECURITIES        DEFICIT            EQUITY
                         ----------- -------- --------------- ------------ ------------------ -----------------
Balance, October 1,
  1997 .................    2,355     $2,355   $360,564,072           --     $ (254,365,073)   $  106,201,354
Capital contribution
  from parent ..........       --         --    211,000,000           --                 --       211,000,000
Unrealized gain on
  investment
  securities ...........       --         --             --     $109,554                 --           109,554
Net loss ...............       --         --             --                    (200,032,605)     (200,032,605)
                            -----     ------   ------------     --------     --------------    --------------
Balance,
  September 30,
  1998 .................    2,355     $2,355   $571,564,072     $109,554     $ (454,397,678)   $  117,278,303
                            =====     ======   ============     ========     ==============    ==============


   The accompanying notes are an integral part of these financial statements.

                                       26
PAGE

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                            STATEMENT OF CASH FLOWS

                     FOR THE YEAR ENDED SEPTEMBER 30, 1998


Net loss ......................................................................     $ (200,032,605)
Adjustments to reconcile net loss to net cash used in operating activities:
 Depreciation .................................................................          1,059,425
 Amortization of deferred sales commissions ...................................         74,407,271
 Increase in underwriting and distribution fees receivable ....................         (9,916,035)
 Increase in deferred sales commissions .......................................        (84,329,636)
 Decrease in prepaid and other ................................................             93,431
 Decrease in due from affiliates ..............................................         17,019,078
 Increase in underwriting and distribution fees payable to brokers ............          6,250,272
 Increase in trade payables and accrued expenses ..............................          2,446,800
                                                                                    --------------
  Net cash used in operating activities .......................................       (193,001,999)
                                                                                    --------------
Purchases of property and equipment ...........................................         (1,315,723)
Purchases of investment securities ............................................         (5,017,323)
  Net cash used in investing activities .......................................         (6,333,046)
                                                                                    --------------
Capital contribution from parent ..............................................        211,000,000
                                                                                    --------------
  Net cash provided by financing activities ...................................        211,000,000
                                                                                    --------------
Increase in cash and cash equivalents .........................................         11,664,955
Cash and cash equivalents, beginning of year ..................................         24,274,863
                                                                                    --------------
Cash and cash equivalents, end of year ........................................     $   35,939,818
                                                                                    ==============


   The accompanying notes are an integral part of these financial statements.

                                       27
PAGE

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS:

     Franklin/Templeton Distributors, Inc. (the Company) is a wholly owned subsidiary of Franklin Resources, Inc. (FRI). The Company is registered with the Securities and Exchange Commission as a broker dealer and serves as the principal underwriter for the Franklin, Templeton and Mutual Series funds (the Funds).

     The Company acts as a distributor for its sponsored Funds and receives commission and distribution fees. Underwriting commissions are earned primarily from fund sales. Distribution fees are generally based on the level of assets under management. These distribution fees include 12b-1 fees, paid by the funds in reimbursement for distribution expenses incurred up to a maximum allowed by each fund. A significant portion of underwriting commissions and distribution fees are paid by selling intermediaries.

2. SIGNIFICANT ACCOUNTING POLICIES:

 BASIS OF PRESENTATION:

     These financial statements are prepared in accordance with generally accepted accounting principals which require the use of estimates made by management.

      REVENUE RECOGNITION: Underwriting commissions on mutual fund shares sales are recorded based on traded date. Distribution fees are accrued as earned.

 ADVERTISING AND PROMOTION:


     Costs of advertising and promotion are expensed as the advertising appears in the media.


 CASH AND CASH EQUIVALENTS:

     Cash and cash equivalents consist of demand deposits with bank and amounts held in a money market fund for which an affiliate acts as investment adviser. Due to the relatively short-term nature of these instruments, the carrying value approximates fair value.

 INVESTMENT SECURITIES:

     Investment securities consist of investments in the Funds, which are carried at fair value. Fair values are based on the last reported net asset value.


     Unrealized gains and losses are reported as a separate component of stockholders' equity until realized. Realized gains and losses are recognized on the specific identification method. There were no realized gains or losses for the year ended September 30, 1998.


 DEFERRED SALES COMMISSION:

     Sales commissions paid to financial intermediaries in connection with the sales of certain Funds are deferred and amortized on a straight-line basis over a period of up eighteen months, the period in which management estimates that they will be recovered from distribution plan payments and from contingent deferred sales charges.

                                       28
PAGE

 ALLOCATION OF INTERCOMPANY COSTS:

     Certain management, accounting and other administrative costs are allocated to the Company by its affiliates. These allocations are based on estimates and assumptions that are periodically reviewed and adjusted by management.

 INCOME TAXES:


     The Company is included in the consolidated federal and combined state income tax returns of FRI. FRI allocates federal and state income taxes to the Company using the separate return method with the exception that FRI does not allocate to the Company tax benefits arising from its net operating losses.

     Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Deferred tax assets and liabilities are adjusted to reflect changes in tax rates or other provisions of tax law in the period in which a new tax law is enacted.


     Deferred taxes as of September 30, 1998 relate primarily to depreciation on fixed assets and compensation accruals. A valuation allowance has been recognized for the entire deferred amounts.

 PROPERTY AND EQUIPMENT:

     Property and equipment are recorded at cost and are depreciated on the straight-line basis over their estimated useful lives. Expenditures for repairs and maintenance are charged to expense when incurred.

3. PROPERTY AND EQUIPMENT:

     The following is a summary of property and equipment at September 30, 1998:



  Furniture and equipment ...............    $  9,460,125
  Less accumulated depreciation .........      (5,014,408)
                                             ------------
                                             $  4,445,717
                                             ============


4. COMMITMENTS:


     The Company leases automobiles and office equipment under agreements expiring at various dates through fiscal year 2003 which are accounted for as operating leases. Total lease expense for the year amounted to $111,974.


5. EMPLOYEE BENEFIT AND INCENTIVE PLANS:

     FRI sponsors a defined contribution and profit sharing plan covering substantially all employees of FRI and its U.S. Subsidiaries. The plan is funded on an annual basis as determined by the Board of directors of FRI. The Company's portion of expense for the plan for the year ended September 30, 1998 was $3,317,199. FRI sponsors an Annual Incentive Plan covering certain employees of FRI and its U.S. Subsidiaries. The costs associated with Annual Incentive Plan awards are charged to income currently. The Company's portion of the stock-based compensation expense for the year ended September 30, 1998 was $2,935,536.

                                       29
PAGE

6. RELATED PARTY TRANSACTION:

     For the year ended September 30, 1998, the Company was allocated $52,758,550 of general, administrative and other costs by FRI and other affiliates.

     FRI has agreed to continue to provide the financial support necessary to fund the Company's operations.

7. NET CAPITAL REQUIREMENT:

     The Company is subject to the net capital rule (Rule 15c3-1) of the Securities and Exchange Commission. In accordance with Rule 15c3-1, the Company is required to maintain a minimum net capital of $5,000 and to maintain a ratio of aggregate indebtedness to net capital, both as defined, not in excess of 15 to 1. Rule 15c3-1 also provides that equity capital may not be withdrawn or cash dividends paid if the resulting indebtedness to net capital ratio would exceed 10 to 1. At September 30, 1998, the Company had net capital of $16,638,256 which was $12,621,912 in excess of its required net capital of $4,016,344. The Company's ratio of aggregate indebtedness to net capital was
3.6 to 1.

                                       30
PAGE

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.
                          COMPUTATION OF NET CAPITAL
                            PURSUANT TO RULE 15C3-1
                              SEPTEMBER 30, 1998
                                  SCHEDULE I

Total stockholder's equity from statement of financial condition .........  $117,278,303
Deduct nonallowable assets: Receivable from distribution fees ............  $ 15,805,935
Deferred sales commissions, prepaid expenses and other ...................    52,289,339
Property and equipment, net ..............................................     4,445,717
Due from parent and affiliates ...........................................    26,950,733
                                                                            ------------
                                                                             (99,491,724)
Other deductions .........................................................    (1,148,323)
                                                                            ------------
Net capital ..............................................................  $ 16,638,256
                                                                            ============
Aggregate indebtedness:
Underwriting and distribution fees payable to brokers ....................    42,044,810
Trade payables and accrued expenses ......................................    18,200,350
                                                                            ------------
Total aggregate indebtedness .............................................  $ 60,245,160
                                                                            ============
Computation of basic net capital requirement:
Minimum net capital required (6-2/3% of aggregate indebtedness) ..........  $  4,016,344
                                                                            ============
Excess net capital .......................................................  $ 12,621,912
                                                                            ============
Ratio of aggregate indebtedness to net capital ...........................      3.6 to 1
                                                                            ============

     There were no material differences in the computation of net capital under Rule 15c3-1, as shown in the audited financial statements, with the Company's corresponding unaudited Part IIA filed for the period ended September 30, 1998.

                                       31
PAGE

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.
                       STATEMENT PURSUANT TO RULE 15C3-1
                              SEPTEMBER 30, 1998
                                  SCHEDULE II


     The Company is currently exempt from the requirement to maintain a "Special Reserve account for the Exclusive Benefit of Customers" under provision of SEC Rule 15c3-3 based upon Paragraph K(1) of the Rule.


                 STATEMENT REGARDING LIABILITIES SUBORDINATED
                        TO CLAIMS OF GENERAL CREDITORS
                              September 30, 1998

     For the period ended September 30, 1998, the Company did not have any liabilities subordinated to claims of general creditors.

                                       32
PAGE


GLOSSARY


1933 ACT--Securities Act of 1933, as amended

1940 ACT--Investment Company Act of 1940, as amended

CODE--Internal Revenue Code of 1986, as amended

CUSTODIAN--Templeton Funds Trust Company

DISTRIBUTORS--Franklin/Templeton Distributors, Inc. , the principal underwriter. Also referred to as the Sponsor.

FRANKLIN TEMPLETON FUNDS--The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except for Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP--Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS--All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FUND--Templeton Capital Accumulator Fund, Inc., the underlying investment for the Plans.

INVESTMENT COUNSEL--Templeton Investment Counsel, Inc., the Fund's investment manager

IRS--Internal Revenue Service

NASD--National Association of Securities Dealers, Inc., a non-profit self-regulatory organization operating under the supervision of the SEC.

NET ASSET VALUE (NAV)--The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE-- New York Stock Exchange

OFFERING PRICE--The public offering price of Plan shares is based on the Net Asset Value per share of the Fund, plus Sales Charges. One Plan share equals one Fund share. The public offering price of Fund shares is Net Asset Value per share. Shares of the Fund may be initially acquired through an investment in Templeton Capital Accumulation Plans. The charges for the first year of a Plan can amount to 50% of the amounts paid during that year under the Plan.

PLANS--The Templeton Capital Accumulation Plans

RESOURCES--Franklin Resources, Inc.

SAI--Statement of Additional Information

SALES CHARGES--The Sponsor receives compensation for creating your Plan and for selling expenses and commissions to dealers, which is deducted from each monthly investment as a Sales Charge.

                                       33
PAGE

SEC--U.S. Securities and Exchange Commission

SECURITIES DEALER--A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SPONSOR--Franklin Templeton Distributors, Inc., the principal underwriter. Also referred to as Distributors.

TELEFACTS(R)--Franklin Templeton's automated customer servicing system

TFTC-- Templeton Funds Trust Company, the custodian for the Plans as described in the Plan prospectus

TRUST COMPANY--Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S.--United States

WE/OUR/US--Unless the context indicates a different meaning, these terms refer to the Plan trust, the Sponsor and/or the Custodian.


                                       34
PAGE


APPENDIX

                     OFFICERS AND DIRECTORS OF THE SPONSOR.

The following sets forth the directors and executive officers of the Sponsor:

Charles B. Johnson, Director and Chairman of the Board, is Director, President and Chief Executive Officer of Franklin Resources and Director and Chairman of the Board of Franklin Advisers, Inc. ("Franklin Advisers").

Gregory E. Johnson, President, is Vice President of Franklin Advisers.

Rupert H. Johnson, Jr., Director and Executive Vice President, is Director and Executive Vice President of Franklin Resources, Director and President of Franklin Advisers, and Director and Chairman of the Board of Franklin Management, Inc. ("Franklin Management").

Harmon E. Burns, Director and Executive Vice President, is Director, Executive Vice President and Secretary of Franklin Resources and Executive Vice President of Franklin Advisers.

Peter D. Jones, Executive Vice President.

Daniel T. O'Lear, Executive Vice President.

Kenneth A. Lewis, Treasurer.

Deborah R. Gatzek, Senior Vice President and Assistant Secretary, is Senior Vice President - Legal, and Assistant Secretary of Franklin Resources and Vice President and Assistant Secretary of Franklin Advisers.

Charles E. Johnson, Senior Vice President, is Director and Senior Vice President of Franklin Resources and Vice President of Franklin Advisers.

Leslie M. Kratter, Secretary, is Vice President and Assistant Secretary of Franklin Resources and Secretary of Franklin Advisers and Franklin Management.

Richard C. Stoker, Senior Vice President, is Vice President of Franklin Management.

Philip J. Kearns, Vice president, is Vice President of Franklin Agency, Inc.

Jack Lemein, Vice president, is Senior Vice President of Franklin Advisers and Vice President of Franklin Management.

Harry G. Mumford, Jr., Senior Vice President, is Executive Vice President of Franklin Institutional Services Corporation.

Vivian J. Palmieri, Vice President, is Vice President of Franklin Advisers.

Other Senior Vice Presidents of the Sponsor include Edward V. McVey and Richard Conboy.

Other Vice Presidents of the Sponsor include Jimmy A. Escobedo, Robert N. Geppner, Mike Hackett, Ken Leder, John R. McGee, Kent P. Strazza, Bert W. Feuss, Sarah Stypa and Laura Komar.

All officers and employees of the Sponsor are covered by a blanket bond in the amount of $175,000,000.


PAGE



                         UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT

         This Registration Statement comprises the following papers and documents:

         The facing sheet.

         The Cross-Reference Sheet.

         The Prospectus consisting of[37] pages.

         Undertakings.

         The list of contents of Registration Statement.

         Signatures.

         Written consent of McGladrey & Pullen, L.L.P.

         Written consent of PricewaterhouseCoopers, LLP

         The following exhibits:


EXHIBIT
NUMBER                              DESCRIPTION

1.    A (1)           Custodian Agreement of Registrant - Custodian Agreement
                      between Franklin Templeton Distributors, Inc. and
                      Templeton Funds Trust Company./2/

     A (2)            None.

     A (3)(a)         None.

     A (3)(b)         Form of Dealer's Agreement between the
                      Sponsor and United Services Planning
                      Association, Inc./1/

     A (3)(c)         Schedules of sales commissions./1/

     A (4)            None.

     A (5)            None.

     A (6)(a)         Articles of Incorporation and Bylaws of Sponsor./2/



PAGE


     EXHIBIT
     NUMBER                              DESCRIPTION



     A (7)            None.

     A (8)            None.

     A (9)            None.

     A (10)           Form of Application to Plans./1/

2.                    None.

3.                    Opinion of Counsel.

4.                    None.

5.                    Not Applicable.

--------------------

1 Previously filed with Pre-Effective Amendment No. 2 to this Registration Statement on February 28, 1991.

2 Previously filed with Post-Effective Amendment No. 4 to this Registration Statement on December 30, 1993.





                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Depositor, Franklin Templeton Distributors, Inc., on behalf of the registrant, Templeton Capital Accumulation Plans, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St.Petersburg, Florida on this 31th day of December, 1998.



                           TEMPLETON CAPITAL ACCUMULATION PLANS
                                    (Registrant)

                           BY: FRANKLIN TEMPLETON DISTRIBUTORS, INC.
                                     (Depositor)

                           BY: /s/PETER D. JONES
                              --------------------------------------
                               Peter D. Jones
                               Executive Vice President